Post-balance sheet events (Details) € in Millions, £ in Millions, shares in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2018	Aug. 31, 2018	Apr. 30, 2018	Mar. 31, 2020 EUR (€) shares	Mar. 31, 2019 EUR (€) shares	Apr. 30, 2020 GBP (£)	Apr. 30, 2020 EUR (€)	Mar. 31, 2018
Post-balance sheet events
Interest rate percentage				0.73%	0.01%			0.01%
LaudaMotion
Post-balance sheet events
Ownership percentage	100.00%	50.10%	24.90%	24.90%
000 million share buyback program
Post-balance sheet events
Number of shares bought back | shares				47.2	37.8
Cost spent on buyback | €				€ 581.0	€ 561.0
Shares buyback (as a percent)				4.20%	3.20%
Debt Acquired Under HMT And Bank Of England CCFF
Post-balance sheet events
Unsecured debt from syndicated bank facility						£ 600	€ 690.0